Loans and Allowance for Loan Losses - Schedule of Troubled Debt Restructurings on Financing Receivables (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) contract
Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		1
Pre- Modification Outstanding Recorded Investment		$ 86
Post-Modification Outstanding Recorded Investment		86
Interest Only	$ 0	0
Term	0	86
Combination	0	0
Total Modification		$ 86
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Interest Only	0
Term	0
Combination	$ 0